Subsequent Events - Repayment of ATB Financing - Additional Information (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 14, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Loan payable		$ 4,680	$ 1,512
Alberta Treasury Board Financing
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Loan payable	$ 95,180
Interest payable	$ 180